SCHEDULE OF SUPPLEMENT FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Institutions - VAT		$ 102	$ 280
Prepaid expenses		954	1,217
Government grants receivable			185
Other		14	15
Other current assets		1,070	1,697
Accrued expenses		2,925	3,611
Employee-related accrued expenses	[1]	2,209	489
Provision for vacation		225	308
Accounts payable other		$ 5,359	$ 4,408

[1]	Includes $1.9 million of severance provision for remaining employee terminations.